Schedule of Investments
March 31, 2021
(Unaudited)
Invesco Active Allocation Fund
Schedule of Investments in Affiliated Issuers–98.57%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Alternative Funds–6.43%
Invesco Fundamental Alternatives Fund, Class R6	2.27%	$55,481,334	$—	$—	$342,478	$—	$—	2,014,573	$55,823,812
Invesco Global Real Estate Income Fund, Class R6	1.75%	41,137,391	216,563	—	1,693,379	—	216,563	4,858,616	43,047,333
Invesco Macro Allocation Strategy Fund, Class R6(b)	2.41%	58,974,029	—	—	129,613	—	—	6,480,662	59,103,642
Invesco Master Event-Linked Bond Fund, Class R6	—	15,761,053	404,733	(24,427,789)	9,923,768	(1,661,765)	392,466	—	—
Total Alternative Funds		171,353,807	621,296	(24,427,789)	12,089,238	(1,661,765)	609,029		157,974,787
Domestic Equity Funds–48.37%
Invesco Discovery Mid Cap Growth Fund, Class R6	7.04%	170,699,286	—	—	2,297,691	—	—	4,786,856	172,996,977
Invesco Main Street Small Cap Fund, Class R6	10.25%	258,197,346	—	(42,725,801)	23,183,824	13,323,044	—	11,785,707	251,978,413
Invesco Russell 1000 Dynamic Multifactor ETF	8.67%	199,191,004	—	(7,807,071)	18,886,275	2,651,585	—	4,827,064	212,921,793
Invesco S&P 500® Low Volatility ETF	6.24%	148,248,427	—	—	5,062,013	—	—	2,636,465	153,310,440
Invesco S&P 500® Pure Growth ETF	5.95%	144,945,461	—	—	1,192,088	—	—	889,618	146,137,549
Invesco S&P SmallCap Low Volatility ETF	10.22%	237,391,613	—	(15,635,648)	26,323,349	2,970,465	—	5,470,686	251,049,779
Total Domestic Equity Funds		1,158,673,137	—	(66,168,520)	76,945,240	18,945,094	—		1,188,394,951
Fixed Income Funds–12.06%
Invesco Core Plus Bond Fund, Class R6	7.21%	181,242,686	961,795	—	(5,079,910)	—	—	15,842,892	177,124,571
Invesco Income Fund, Class R6	1.68%	40,138,257	368,052	—	720,281	—	368,074	5,139,341	41,226,590
Invesco Taxable Municipal Bond ETF	2.31%	59,381,798	—	—	(2,605,708)	—	383,925	1,772,591	56,776,090
Invesco Variable Rate Investment Grade ETF	0.86%	21,014,766	—	(4,155)	71,429	—	42,214	840,927	21,082,040
Total Fixed Income Funds		301,777,507	1,329,847	(4,155)	(6,893,908)	—	794,213		296,209,291
Foreign Equity Funds–31.39%
Invesco Emerging Markets All Cap Fund, Class R6	2.23%	54,636,628	—	—	217,217	—	—	1,277,751	54,853,845
Invesco Developing Markets Fund, Class R6	2.30%	55,872,773	—	—	480,851	—	—	1,045,328	56,353,624
Invesco Global Fund, Class R6	10.75%	261,395,966	—	—	2,602,741	—	—	2,243,742	263,998,707
Invesco Global Infrastructure Fund, Class R6	0.66%	15,580,513	63,450	—	593,156	—	63,450	1,415,616	16,237,119
Invesco International Select Equity Fund, Class R6(b)	3.51%	84,867,565	—	—	1,418,095	—	—	5,454,214	86,285,660
Invesco International Small-Mid Company Fund, Class R6	3.41%	86,485,210	—	—	(2,628,825)	—	—	1,564,777	83,856,385
Invesco RAFI™ Strategic Developed ex-US ETF	3.39%	76,742,374	—	—	6,577,225	—	316,942	2,819,576	83,319,599
Invesco S&P Emerging Markets Low Volatility ETF	2.32%	53,996,335	—	—	3,073,750	—	389,858	2,420,275	57,070,085
Invesco S&P International Developed Low Volatility ETF	2.82%	68,430,012	—	—	935,522	—	—	2,281,761	69,365,534
Total Foreign Equity Funds		758,007,376	63,450	—	13,269,732	—	770,250		771,340,558
Money Market Funds–0.32%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)	0.11%	2,269,211	21,452,985	(20,979,279)	—	—	250	2,742,917	2,742,917
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Invesco Active Allocation Fund (continued)
Schedule of Investments in Affiliated Issuers–98.57%(a)
	% of Net Assets 03/31/21	Value 12/31/20	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/21	Value 03/31/21
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(c)	0.08%	$1,620,880	$15,323,561	$(14,985,381)	$—	$162	$154	$1,958,438	$1,959,222
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)	0.13%	2,593,385	24,517,696	(23,976,319)	—	—	96	3,134,762	3,134,762
Total Money Market Funds		6,483,476	61,294,242	(59,940,979)	—	162	500		7,836,901
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $1,886,577,232)	98.57%	$2,396,295,303	$63,308,835	$(150,541,443)	$95,410,302	$17,283,491	$2,173,992		$2,421,756,488
OTHER ASSETS LESS LIABILITIES	1.43%								35,123,937
NET ASSETS	100.00%								$2,456,880,425
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from March 31, 2021.
(c)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.

Open Futures Contracts
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Equity Risk
MSCI Emerging Market Index	822	June-2021	$54,354,750	$(580,749)	$(580,749)
Nikkei 225 Index	17	June-2021	496,060,000	44,726	44,726
S&P/TSX 60 Index	12	June-2021	2,666,640	(3,980)	(3,980)
SPI 200 Index	15	June-2021	2,537,250	6,238	6,238
STOXX Europe 600 Index	435	June-2021	9,250,275	141,100	141,100
Subtotal—Long Futures Contracts				(392,665)	(392,665)
Short Futures Contracts
Equity Risk
E-Mini S&P 500 Index	100	June-2021	(19,837,000)	(172,677)	(172,677)
Interest Rate Risk
U.S. Treasury 10 Year Notes	118	June-2021	(15,450,625)	412,750	412,750
Subtotal—Short Futures Contracts				240,073	240,073
Total Futures Contracts				$(152,592)	$(152,592)

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
06/16/2021	Barclays Capital PLC	PHP	319,070,000	USD	6,531,627	$1,226
06/16/2021	BNP Paribas S.A.	GBP	3,270,000	USD	4,564,789	55,800
06/16/2021	BNP Paribas S.A.	SEK	51,130,000	USD	6,055,441	197,123
06/16/2021	BNP Paribas S.A.	USD	205,819	MXN	4,310,000	3,417
04/05/2021	Citibank N.A.	USD	7,223,210	BRL	41,030,000	66,282
06/16/2021	Citibank N.A.	CNY	29,100,000	USD	4,447,477	39,766
06/16/2021	Citibank N.A.	CZK	146,450,000	USD	6,685,764	104,893
06/16/2021	Citibank N.A.	INR	72,090,000	USD	980,098	6,015
06/16/2021	Citibank N.A.	RUB	18,150,000	USD	245,928	7,956
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	Citibank N.A.	TWD	42,140,000	USD	1,504,640	$12,606
06/16/2021	Goldman Sachs Capital Markets L.P.	TWD	157,550,000	USD	5,656,888	78,581
04/05/2021	JP Morgan Chase Bank, N.A.	BRL	2,790,000	USD	496,574	895
04/05/2021	JP Morgan Chase Bank, N.A.	USD	489,706	BRL	2,790,000	5,973
06/16/2021	JP Morgan Chase Bank, N.A.	COP	179,000,000	USD	50,694	1,901
04/05/2021	Morgan Stanley & Co.	USD	6,711,951	BRL	38,240,000	81,862
06/16/2021	Morgan Stanley & Co.	AUD	7,060,000	USD	5,459,824	95,743
06/16/2021	Morgan Stanley & Co.	CLP	4,970,000,000	USD	6,911,417	9,804
06/16/2021	Morgan Stanley & Co.	NZD	9,280,000	USD	6,676,904	196,838
06/16/2021	Morgan Stanley & Co.	USD	8,707,196	CAD	10,947,000	4,572
06/18/2021	Morgan Stanley & Co.	USD	461,978	ZAR	6,970,000	5,699
07/02/2021	Morgan Stanley & Co.	USD	6,554,118	BRL	38,240,000	196,697
06/16/2021	UBS AG	CHF	4,455,000	USD	4,829,090	106,433
Subtotal—Appreciation						1,280,082
Currency Risk
06/16/2021	Bank of America, N.A.	USD	3,501,225	CNY	22,870,000	(37,158)
06/16/2021	Barclays Capital PLC	USD	6,378,812	IDR	92,665,000,000	(80,212)
06/16/2021	BNP Paribas S.A.	USD	6,966,396	NOK	58,710,000	(102,523)
04/05/2021	Citibank N.A.	BRL	41,030,000	USD	7,201,657	(87,835)
06/16/2021	Citibank N.A.	KRW	1,695,000,000	USD	1,494,564	(8,536)
06/16/2021	Citibank N.A.	USD	481,887	HKD	3,740,000	(720)
06/16/2021	Citibank N.A.	USD	10,812,629	JPY	1,172,420,000	(216,553)
06/16/2021	Citibank N.A.	USD	7,127,129	RUB	531,160,000	(162,893)
06/18/2021	Deutsche Bank AG	ZAR	7,415,000	USD	491,928	(5,607)
06/16/2021	Goldman Sachs Capital Markets L.P.	KRW	5,653,000,000	USD	4,982,285	(30,710)
06/16/2021	JP Morgan Chase Bank, N.A.	USD	6,411,077	TRY	50,050,000	(654,234)
04/05/2021	Morgan Stanley & Co.	BRL	38,240,000	USD	6,595,378	(198,436)
06/16/2021	Morgan Stanley & Co.	USD	472,013	DKK	2,930,000	(9,540)
06/16/2021	Morgan Stanley & Co.	USD	12,290,176	EUR	10,253,000	(248,481)
06/16/2021	Morgan Stanley & Co.	USD	7,621,176	INR	561,090,000	(39,708)
06/16/2021	Morgan Stanley & Co.	USD	224,188	MYR	925,000	(1,101)
06/16/2021	Morgan Stanley & Co.	USD	6,466,333	SGD	8,695,000	(4,777)
06/16/2021	UBS AG	USD	168,189	THB	5,145,000	(3,595)
Subtotal—Depreciation						(1,892,619)
Total Forward Foreign Currency Contracts						$(612,537)

Open Centrally Cleared Credit Default Swap Agreements
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(a)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Markit CDX North America High Yield Index, Series 34, Version 9	Sell	5.00%	Quarterly	12/20/2025	2.883%	USD	42,000,000	$2,301,116	$3,822,588	$1,521,472
Credit Risk
Markit CDX Emerging Markets Index, Series 34, Version 1	Sell	1.00	Quarterly	12/20/2025	2.101%	USD	47,000,000	(2,057,882)	(2,302,765)	(244,883)
Total Centrally Cleared Credit Default Swap Agreements								$243,234	$1,519,823	$1,276,589

See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

(a)	Implied credit spreads represent the current level, as of March 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CHF	—Swiss Franc
CLP	—Chile Peso
CNY	—Chinese Yuan Renminbi
COP	—Colombia Peso
CZK	—Czech Koruna
DKK	—Danish Krone
EUR	—Euro
GBP	—British Pound Sterling
HKD	—Hong Kong Dollar
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
NOK	—Norwegian Krone
NZD	—New Zealand Dollar
PHP	—Philippines Peso
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TRY	—Turkish Lira
TWD	—New Taiwan Dollar
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Active Allocation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Affiliated Issuers	$2,413,919,587	$—	$—	$2,413,919,587
Money Market Funds	7,836,901	—	—	7,836,901
Total Investments in Securities	2,421,756,488	—	—	2,421,756,488
Other Investments - Assets*
Futures Contracts	604,814	—	—	604,814
Forward Foreign Currency Contracts	—	1,280,082	—	1,280,082
Swap Agreements	—	1,521,472	—	1,521,472
	604,814	2,801,554	—	3,406,368
Other Investments - Liabilities*
Futures Contracts	(757,406)	—	—	(757,406)
Forward Foreign Currency Contracts	—	(1,892,619)	—	(1,892,619)
Swap Agreements	—	(244,883)	—	(244,883)
	(757,406)	(2,137,502)	—	(2,894,908)
Total Other Investments	(152,592)	664,052	—	511,460
Total Investments	$2,421,603,896	$664,052	$—	$2,422,267,948

*	Unrealized appreciation (depreciation).
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Active Allocation Fund